Share Capital and Premium Related to the Share Capitals - Additional Information (Detail) $ / shares in Units, $ in Thousands, € in Millions	6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2025 EUR (€) shares		Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	May 03, 2024 shares	Dec. 31, 2023 $ / shares
Disclosure of classes of share capital [line items]
Shares issued to the benefit of employees related free share plans	231,356	[1]	231,356	[1]	342,434
Par value per share | $ / shares	$ 0.05				$ 0.05	$ 0.05		$ 0.05
Share premium [member]
Disclosure of classes of share capital [line items]
Allocation of prior period loss	$ (62,999)	[2]	€ 58.2
Share issuance related cost | $					$ 207
"Class A" Convertible Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued							10,000,000
"Class B" Convertible Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued							18,000,000
Retained Earnings (Deficit) [member]
Disclosure of classes of share capital [line items]
Allocation of prior period loss | $	$ 26,239				$ (101,059)

[1]	During the six-month period ended June 30, 2025, 231,356 ordinary shares were issued to the benefit of Cellectis employees related to free share plans which met vesting conditions.
[2]	The standalone statutory loss for the year ended December 31, 2024 of the parent company was allocated to premiums related to share capital for 58.2 million of euros or approximately $63.0 million following the decision of the Annual General Meeting of shareholders which took place on June 26, 2025. The difference between this standalone statutory loss of the parent company and the consolidated net loss was allocated to retained deficit for $26.2 million.